Post employment benefits - Plan assets and liabilities by type of post employment benefit and country (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	£ 594	£ 1,165	£ 447
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	6,846	8,399	9,892
Plan liabilities
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(6,252)	(7,234)	£ (9,445)
Pensions | Plan assets | United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	4,578	6,041
Pensions | Plan assets | Ireland
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	1,588	1,645
Pensions | Plan assets | United States
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	441	453
Pensions | Plan assets | Other
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	180	191
Pensions | Plan liabilities | United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(4,041)	(4,897)
Pensions | Plan liabilities | Ireland
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(1,310)	(1,409)
Pensions | Plan liabilities | United States
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(411)	(408)
Pensions | Plan liabilities | Other
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(194)	(212)
Post employment medical | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	2	2
Post employment medical | Plan liabilities
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	(227)	(225)
Other post employment | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	57	67
Other post employment | Plan liabilities
Disclosure of net defined benefit liability (asset) [line items]
Plan asset and liabilities by type and country	£ (69)	£ (83)